Basis of Financial Statements - Recent Accounting Pronouncements (Details) - USD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease, right-of-use asset	$ 228.4		$ 0.0
Operating lease liability	$ 261.0
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease, right-of-use asset		$ 246.0
Operating lease liability		279.4
Prepaid expense and other assets		9.1
Accounts payable and accrued liabilities		$ 42.3